SHARE CAPITAL - Share option schemes - Narrative (Details)		12 Months Ended			120 Months Ended
	Dec. 31, 2005 year $ / shares	Dec. 31, 2020 CNY (¥) option	Dec. 31, 2019 CNY (¥) option	Dec. 31, 2018 CNY (¥) option	Dec. 31, 2015 option
Disclosure of terms and conditions of share-based payment arrangement [line items]
New share option granted		0	0	0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital	10.00%
2005 Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days preceding date of grant to determine average closing price of shares	5 days
New share option granted		0	0	0	0
Equity-settled share option expense | ¥		¥ 0	¥ 0	¥ 0
2005 Share Option Scheme [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of number of shares issued upon exercise of options granted to total issued capital	1.00%
Consideration payable by a grantee for the grant of options | $ / shares	$ 1.00
Exercise periods for the options granted from the date of grant | year	10